Summarised financial information	6 Months Ended
Jun. 30, 2023
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised financial information
Summarised financial information
The following summarised financial information is required by the rules of the Securities and Exchange Commission and has been prepared in accordance with Section 3-10 of Regulation S-X in respect of the guarantees of:
–US$11.00 billion of outstanding bonds issued by B.A.T Capital Corporation (BATCAP) in connection with the acquisition of Reynolds, including registered bonds issued in exchange for the initially issued bonds (the 2017 Bonds);
–US$12.15 billion of outstanding bonds issued by BATCAP pursuant to the Shelf Registration Statement on Form F-3 filed on 17 July 2019;
–US$2.50 billion of outstanding bonds issued by BATIF pursuant to the Shelf Registration Statement on Form F-3 filed on 17 July 2019; and
–US$0.6 billion of outstanding bonds issued by BATCAP pursuant to the Shelf Registration Statement on Form F-3 filed on 1 July 2022, pursuant to which the Company, BATCAP or BATIF may issue an indefinite amount of debt securities.
As of 28 July 2020, all relevant Group entities suspended their reporting obligations with respect to the US$7.7 billion (30 June 2022 and 31 December 2022: US$7.7 billion) of RAI unsecured notes and US$22.1 million (30 June 2022 and 31 December 2022: US$40.9 million) of Lorillard unsecured notes. As such, no summarised financial information is provided with respect to these securities.
As described below, Reynolds American Inc. (Reynolds American/RAI) is a subsidiary guarantor of all outstanding series of BATCAP and BATIF bonds. Under the terms of the indentures governing such notes, any subsidiary guarantor (including Reynolds American) other than BATCAP or BATIF, as applicable, BATNF and BATHTN (as defined below), will automatically and unconditionally be released from all obligations under its guarantee, and such guarantee shall thereupon terminate and be discharged and of no further force or effect, in the event that (1) its guarantee of all then outstanding notes issued under the Group’s EMTN Programme is released or (2) at substantially the same time its guarantee of the debt securities is terminated, such subsidiary guarantor is released from all obligations in respect of indebtedness for borrowed money for which such subsidiary guarantor is an obligor (as a guarantor or borrower). Under the EMTN Programme, Reynolds American’s guarantee is released if at any time the aggregate amount of indebtedness for borrowed money, subject to certain exceptions, for which Reynolds American is an obligor, does not exceed 10% of the outstanding long-term debt of BAT as reflected in the balance sheet included in BAT's most recent publicly released interim or annual consolidated financial statements.
Reynolds American’s guarantee may be released notwithstanding Reynolds American guaranteeing other indebtedness, provided Reynolds American’s guarantee of outstanding notes issued under the EMTN Programme is released. If Reynolds American’s guarantee is released, BAT is not required to replace such guarantee, and the debt securities will have the benefit of fewer subsidiary guarantees for the remaining maturity of the debt securities.
Note: The following summarised financial information reports the unconsolidated contribution of each applicable company to the Group’s consolidated results and not the separate financial statements for each applicable company as local financial statements are prepared in accordance with local legislative requirements and may differ from the financial information provided below. In particular, in respect of the United States region, all financial statements and financial information provided by or with respect to the U.S. business or RAI (and/or RAI and its subsidiaries (collectively, the Reynolds Group)) are prepared on the basis of U.S. GAAP and constitute the primary financial statements or financial information of the U.S. business or RAI (and/or the Reynolds Group). Solely for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to IFRS. To the extent any such financial information provided in these financial statements relates to the U.S. business or RAI (and/or the Reynolds Group), it is provided as an explanation of the U.S. business’s or RAI’s (and/or the Reynolds Group’s) primary U.S. GAAP-based financial statements and information.
The subsidiaries disclosed below are wholly-owned and the guarantees provided are full and unconditional, and joint and several:
a.British American Tobacco p.l.c. (as the parent guarantor), referred to as ‘BAT p.l.c.’ in the financials below;
b.B.A.T Capital Corporation (as an issuer or a subsidiary guarantor, as the case may be), referred to as ‘BATCAP’ in the financials below;
c.B.A.T. International Finance p.l.c. (as an issuer or a subsidiary guarantor, as the case may be), referred to as ‘BATIF’ in the financials below;
d.B.A.T. Netherlands Finance B.V. (as a subsidiary guarantor), referred to as ‘BATNF’ in the financials below;
e.Reynolds American Inc. (as a subsidiary guarantor), referred to as ‘RAI’ in the financials below; and
f.British American Tobacco Holdings (The Netherlands) B.V. (as a subsidiary guarantor of the 2017 Bonds only), referred to as ‘BATHTN’ in the financials below.
In accordance with Section 13-01 of Regulation S-X, information in respect of investments in subsidiaries that are not issuers or guarantors has been excluded from non-current assets as shown in the balance sheet table below. The “BATHTN” column in the summarised financial information is only applicable in the context of the 2017 Bonds. British American Tobacco Holdings (The Netherlands) B.V. (‘BATHTN’) is not an issuer nor a guarantor of any of the other securities referenced in this note. None of the issuers or other guarantors has material balances with or an investment in BATHTN. Investments in subsidiaries represent share capital acquired in relation to or issued by subsidiary undertakings.
In the case of debt securities that may be issued by BAT p.l.c., BATCAP or BATIF under an indenture to be entered into (the “2022 Indenture”) and referred to in the registration statement in Form F-3 (Registration No. 333-265958), one or more of BATCAP, BATIF, BATNF and RAI may guarantee such debt securities to the extent specified in the applicable supplemental indenture to the 2022 Indenture. In addition, BAT p.l.c. will be a parent guarantor in respect of any debt securities issued by BATCAP or BATIF under the 2022 Indenture.
Notes to the Unaudited Interim Financial Statements
Continued
Summarised financial information (continued)

Six months ended 30 June 2023	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(521)	—	(1)	—	15	4
Dividend income	—	—	1	—	2,276	—
Net finance income/(costs)	244	(96)	567	—	(267)	—
Loss/(profit) before taxation	(277)	(96)	567	—	2,024	4
Taxation on ordinary activities	—	(2)	7	—	64	(1)
Loss/(profit) for the period	(277)	(98)	574	—	2,088	3

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(513)	—	(8)	—	25	3
Transactions with non-issuer/non-guarantor subsidiaries net finance income	144	267	802	7	60	—
Dividend income from non-issuer/non-guarantor subsidiaries	—	—	1	—	2,276	—

Six months ended 30 June 2022	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(5)	—	—	—	8	1
Dividend income	—	—	—	—	2,014	—
Net finance income/(costs)	113	(29)	(118)	—	(227)	—
Profit/(loss) before taxation	108	(29)	(118)	—	1,795	1
Taxation on ordinary activities	—	(19)	2	—	51	(1)
Profit/(loss) for the period	108	(48)	(116)	—	1,846	—

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(5)	—	—	—	26	—
Transactions with non-issuer/non-guarantor subsidiaries net finance income	11	381	136	—	14	—
Dividend income from non-issuer/non-guarantor subsidiaries	—	—	—	—	2,014	—
Notes to the Unaudited Interim Financial Statements
Continued
Summarised financial information (continued)

As at 30 June 2023	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet
Non-current assets	1,917	19,834	2,425	2,135	335	47
Current assets	6,926	9,278	42,637	32	1,050	10
Non-current liabilities	1,580	18,960	13,863	2,135	9,396	12
Non-current borrowings	1,571	18,727	13,392	2,135	9,349	—
Other non-current liabilities	9	233	470	—	47	12
Current liabilities	575	10,092	28,811	31	1,225	3
Current borrowings	32	10,023	28,277	31	650	2
Other current liabilities	543	69	534	—	575	1

Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	6,835	16,171	42,313	—	662	9
Amounts due to non-issuer/non-guarantor subsidiaries	6	2,988	22,608	—	36	2
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	25,253	1,522

As at 31 December 2022	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet
Non-current assets	1,917	20,962	2,480	1,500	405	45
Current assets	9,166	7,947	42,748	22	1,135	8
Non-current liabilities	1,580	20,018	14,058	1,500	10,094	12
Non-current borrowings	1,572	19,762	13,510	1,500	10,033	—
Other non-current liabilities	8	256	548	—	61	12
Current liabilities	55	8,749	29,379	21	1,011	1
Current borrowings	23	8,657	28,525	21	568	1
Other current liabilities	32	92	854	—	443	—

Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	9,117	17,003	42,752	—	700	8
Amounts due to non-issuer/non-guarantor subsidiaries	5	3,890	22,702	—	34	1
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	26,690	1,573